UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Eos Partners, L.P.
                  -----------------------------------------------------
Address:          320 Park Avenue
                  -----------------------------------------------------
                  New York, New York 10022
                  -----------------------------------------------------

Form 13F File Number:  28-4019
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian D. Young as General Partner for Eos Partners, L.P.
                  --------------------------------------------------------
Title:            General Partner
                  --------------------------------------------------------
Phone:            212-832-5800
                  --------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York             5/9/02
---------------------------    ------------------------        --------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              45
                                            ---------------------
Form 13F Information Table Value Total:     $       58,641
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:


                                      NONE
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
                                    FORM 13F


Page 1 of 1                Name of  Reporting Manager:       Eos Partners, L.P.

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              Item 1:                   Item 2:         Item 3:    Item 4:          Item 5:                   Item 6:
           Name of Issuer            Title of Class      CUSIP   Fair Market       Shares or           Investment Discretion
                                                                                             --------------------------------------
                                                        Number      Value          Principal               (b) Shared-
                                                                                     Amount     (a) Sole    As Defined   (c) Shared
                                                                                                           in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group                   Common         G0450A105         240,032        9,300         9,300
Alcon Inc.                           Common         H01301102         846,249       25,000        25,000
AOL Time Warner                      Common         00184A105       1,064,249       45,000        45,000
APAC Customer Services               Common         00185E106          19,839        6,200         6,200
Allete Intl Group                    Common         018522102         436,349       15,000        15,000
AmerisourceBergen                    Common         03073E105       2,390,500       35,000        35,000
Apria HealthCare Group               Common         037933108       2,450,998      100,000       100,000
Atmel Corp.                          Common         049513104         608,399       60,000        60,000
BJ's Wholesale                       Common         05548J106         446,999       10,000        10,000
Black Box                            Common         091826107       4,115,699       85,000        85,000
Cablevision Sys Corp Rainbow         Common         12686C844         493,599       20,000        20,000
Cardinal Health Inc.                 Common         14149Y108       4,253,400       60,000        60,000
Cendant Corporation                  Common         151313103       1,247,999       65,000        65,000
Chiles Offshore                      Common         16888M104       2,001,000       87,000        87,000
Chiquita Brands                      Common         170032809       1,319,999       80,000        80,000
Church & Dwight                      Common         171340102         294,599       10,000        10,000
CitiGroup Inc.                       Common         172967101       1,485,599       30,000        30,000
Comcast CP CL. A                     Common         200300200         477,000       15,000        15,000
CP Ships Limited                     Common         22409V102         841,399       70,000        70,000
Crestline Capital                    Common         226153104       5,560,691      165,300       165,300
Disney Walt Co.                      Common         254687106         461,599       20,000        20,000
Echostar Communications              Common         278762109         328,511       11,600        11,600
Express Scripts                      Common         302182100       1,410,954       24,500        24,500
Fleet Boston Financial               Common         339030108       2,800,000       80,000        80,000
Ford Motor Co Capital Pfd            Common         345395206         112,479        2,000         2,000
Gentiva Health Services              Common         37247A102       1,787,671       72,200        72,200
IDT Corp                             Common         448947101         908,549       45,000        45,000
Infinity Inc.                        Common         45663L403          68,000        3,400         3,400
J.P. Morgan Chase                    Common         46625H100       1,158,624       32,500        32,500
Kookmin Bank                         Common         50049M109         711,827       16,900        16,900
Kroger Company                       Common         501044101       2,215,999      100,000       100,000
Lifeline Systems                     Common         532192101          25,500        1,000         1,000
Manor Care                           Common         564055101         582,499       25,000        25,000
Mckesson Corp                        Common         58155Q103       2,058,648       55,000        55,000
Mission Resources                    Common         605109107         975,662      393,412       393,412
Mercury General                      Common         589400100       1,627,500       35,000        35,000
Merrill Lynch                        Common         590188108         830,699       15,000        15,000
Seacor Smit                          Common         811904101       1,793,400       36,600        36,600
Travelers Property Casualty          Common         89420G109         500,000       25,000        25,000
Ucar International                   Common         90262K109         638,999       45,000        45,000
USA Ed Inc.                          Common         90390U102         977,999       10,000        10,000
Ventas                               Common         92276F100       1,968,340      155,600       155,600
Washington Post                      Common         939640108         910,544        1,500         1,500
Waste Management                     Common         94106L109       1,498,749       55,000        55,000
World Fuel Services                  Common         981475106       1,693,439       86,400        86,400
                                                               ---------------
                                                                   58,640,789
Table continued...

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              Item 1:                 Item 7:                              Item 8:
           Name of Issuer            Managers                     Voting Authority (Shares)
                                                  ----------------------------------------------------
                                   See Instr. V
                                                        (a) Sole          (b) Shared      (c) None
------------------------------------------------------------------------------------------------------

Arch Capital Group                                                9,300
Alcon Inc.                                                       25,000
AOL Time Warner                                                  45,000
APAC Customer Services                                            6,200
Allete Intl Group                                                15,000
AmerisourceBergen                                                35,000
Apria HealthCare Group                                          100,000
Atmel Corp.                                                      60,000
BJ's Wholesale                                                   10,000
Black Box                                                        85,000
Cablevision Sys Corp Rainbow                                     20,000
Cardinal Health Inc.                                             60,000
Cendant Corporation                                              65,000
Chiles Offshore                                                  87,000
Chiquita Brands                                                  80,000
Church & Dwight                                                  10,000
CitiGroup Inc.                                                   30,000
Comcast CP CL. A                                                 15,000
CP Ships Limited                                                 70,000
Crestline Capital                                               165,300
Disney Walt Co.                                                  20,000
Echostar Communications                                          11,600
Express Scripts                                                  24,500
Fleet Boston Financial                                           80,000
Ford Motor Co Capital Pfd                                         2,000
Gentiva Health Services                                          72,200
IDT Corp                                                         45,000
Infinity Inc.                                                     3,400
J.P. Morgan Chase                                                32,500
Kookmin Bank                                                     16,900
Kroger Company                                                  100,000
Lifeline Systems                                                  1,000
Manor Care                                                       25,000
Mckesson Corp                                                    55,000
Mission Resources                                               393,412
Mercury General                                                  35,000
Merrill Lynch                                                    15,000
Seacor Smit                                                      36,600
Travelers Property Casualty                                      25,000
Ucar International                                               45,000
USA Ed Inc.                                                      10,000
Ventas                                                          155,600
Washington Post                                                   1,500
Waste Management                                                 55,000
World Fuel Services                                              86,400